Staff costs and Directors' remuneration - Summary of Staff Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Exceptional items [member] | Reorganisation programmes [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 1